SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
OPERATING ACTIVITIES
Net income (loss)	$ 20,948	130,510	(299,374)	422,308	$ 20,948	130,510	(299,374)	422,308
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries					(31,346)	(195,288)	230,492	(448,563)
Compensation expenses associated with stock options	10,735	66,878	57,003	22,211	10,735	66,878	57,003	22,211
Changes in operating assets and liabilities:
Other receivables	(2,060)	(12,834)	(33,646)	(7,951)	30,337	189,004	(188,182)	1,023
Other payables					(30)	(189)	(6,790)	2,527
Net cash generated from operating activities	25,330	157,808	491,400	366,665	30,644	190,915	(206,851)	(494)
Cash flows from investing activities:
Increase in investment in subsidiaries					(2,070)	(12,899)	(56,374)	(40,143)
Advances (to) from subsidiaries					(28,383)	(176,826)	205,316	(518,212)
Net cash (used in) from generated from investing activities	37,706	234,914	(46,023)	(400,021)	(30,453)	(189,725)	148,942	(558,355)
Cash flows from financing activities:
Proceeds from share issuances				743,767				743,767
Proceeds on exercise of stock options	56	348	5,305	10,075	56	348	5,305	10,075
Repurchase ordinary shares	(1,484)	(9,244)	(13,722)	(37,287)	(1,484)	(9,244)	(13,722)	(37,287)
Dividends paid				(80,985)				(80,985)
Net cash from (used in) financing activities	(13,916)	(86,696)	(129,810)	511,168	(1,428)	(8,896)	(8,417)	635,570
Net increase in cash and cash equivalents	49,120	306,026	315,567	477,812	(1,237)	(7,706)	(66,326)	76,721
Cash and cash equivalents at beginning of year	356,681	2,222,160	1,924,884	1,457,890	3,977	24,776	109,393	43,490
Effect of exchange rate changes on cash and cash equivalents	(411)	(2,568)	(18,291)	(10,818)	(398)	(2,481)	(18,291)	(10,818)
Cash and cash equivalents at end of year	$ 405,390	2,525,618	2,222,160	1,924,884	$ 2,342	14,589	24,776	109,393